Annual Total Returns[BarChart] - PIMCO National Municipal Opportunistic Value Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.06%	6.32%	0.55%	9.88%	2.60%	0.81%	3.63%	2.09%	6.42%	3.16%